Income taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Line Items]
Disclosure Of Income Tax Explanatory
Note 8

Income taxes

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Tax expense / (benefit)
Swiss
Current 810 664 614
Deferred 39 (22) 26
Total Swiss 849 642 640
Non-Swiss

Current 618 689 857
Deferred (262) 513 406
Total non-Swiss 356 1,202 1,263
Total income tax expense / (benefit) recognized in the income statement 1,206 1,844 1,903
Income tax recognized in the income statement
The Swiss current tax expenses related to taxable profits

of UBS Switzerland AG and other Swiss entities.
The non-Swiss

current tax

expenses related

to expenses

of USD
100
m in

respect of

US corporate

alternative minimum
tax (CAMT) and USD 518
m in respect of other taxable profits of non-Swiss subsidiaries and branches.
The non-Swiss net

deferred tax

benefit primarily related

to a benefit

of USD
274
m in respect

of an increase

in deferred
tax assets (DTAs) that resulted

from an increase in the

expected value of future tax deductions

for deferred compensation
awards due to an increase in the Group’s share price during the year. In addition, the net deferred tax benefit included a benefit

of USD
100
m in

respect

of the

recognition of

DTAs for

tax

credits carried

forward

in respect

of CAMT.

These
benefits were partly offset by a net deferred tax expense of USD 112 m that primarily related to the amortization of DTAs previously recognized in relation to tax losses carried forward

.
Excluding any potential

effects from the

remeasurement of

DTAs in connection

with the business

planning process and
any material jurisdictional

statutory tax rate changes

that could be

enacted, UBS AG expects

a tax rate

for 2024 of

around
24%.

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Operating profit / (loss) before tax 4,521 8,960 8,964
of which: Swiss 3,174 4,052 2,983
of which: non-Swiss 1,347 4,907 5,981
Income taxes at Swiss tax rate of 18.5 % for 2023, 18 % for 2022 and 18.5 % for 2021 836 1,613 1,658
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate (43) 267 217
Tax effects of losses not recognized 71 74 124
Previously unrecognized tax losses now utilized (401) (217) (179)
Non-taxable and lower-taxed income (165) (316) (252)
Non-deductible expenses and additional taxable income 1,017 414 487
Adjustments related to prior years, current tax (15) (33) (38)
Adjustments related to prior years, deferred tax 10 19 (3)
Change in deferred tax recognition (273) (217) (341)
Adjustments to deferred tax balances arising from changes

in tax rates
0 0 (1)
Other items 169 240 230
Income tax expense / (benefit)

1,206 1,844 1,903

The components of

operating profit before tax,

and the differences between

income tax expense

reflected in the

financial
statements and the amounts calculated at the Swiss tax rate,

are provided in the table above and explained

below.
Component Description
Non-Swiss tax rates
differing from the
Swiss tax rate
To the extent that UBS AG profits or losses arise outside Switzerland, the applicable local tax rate may differ from the
Swiss tax rate. This item reflects, for such profits, an adjustment from the tax expense that would arise at the

Swiss tax
rate to the tax expense that would arise at the

applicable local tax rate. Similarly, it reflects, for such losses, an adjustment from the tax benefit that would arise at the Swiss

tax rate to the tax benefit that would arise

at the applicable local tax
rate.
Tax effects of losses
not recognized
This item relates to tax losses of entities arising in the

year that are not recognized as DTAs and where no tax benefit arises in relation to those losses. Therefore, the tax benefit calculated by applying the local tax rate to those losses

as described
above is reversed.
Previously
unrecognized tax losses
now utilized
This item relates to taxable profits of the year that are offset by tax losses of previous years for which no DTAs were
previously recorded. Consequently, no current tax or deferred tax expense arises in relation to those taxable profits and
the tax expense

calculated by applying the local tax rate on

those profits is reversed.
Non-taxable and lower-
taxed income
This item relates to tax deductions for the year in

respect of permanent differences. These include deductions in respect of
profits that are either not taxable or are taxable at a lower rate of tax than the local tax rate. They also include

deductions
made for tax purposes, which are not reflected in the

accounts.
Non-deductible
expenses and
additional taxable
income
This item relates to additional taxable income for

the year in respect of permanent differences. These include

income that
is recognized for tax purposes by an entity but is

not included in its profit that is reported in the financial statements, as
well as expenses for the year that are non-deductible

(e.g., client entertainment costs are not deductible

in certain
locations).
Adjustments related to
prior years,

current tax
This item relates to adjustments to current tax expense for

prior years (e.g., if the tax payable for a year is

agreed with the
tax authorities in an amount that differs from the amount

previously reflected in the financial statements).
Adjustments related to
prior years,

deferred
tax
This item relates to adjustments to deferred tax positions

recognized in prior years (e.g., if a tax loss

for a year is fully
recognized and the amount of the tax loss agreed with

the tax authorities is expected to differ from the

amount previously
recognized as DTAs in the accounts).
Change in deferred tax
recognition
This item relates to changes in DTAs, including changes in DTAs previously recognized resulting from reassessments of expected future taxable profits. It also includes changes

in temporary differences in the year, for which deferred tax is not recognized.
Adjustments to
deferred tax balances
arising from changes in
tax rates
This item relates to remeasurements of DTAs and liabilities recognized due to changes in tax rates. These have the effect
of changing the future tax saving that is expected from tax

losses or deductible tax differences and therefore the amount of DTAs recognized or, alternatively,

changing the tax cost of additional taxable

income from taxable temporary
differences and therefore the deferred tax liability.
Other items
Other items include other differences between profits or losses at the local tax rate and the actual local tax

expense or
benefit, including movements in provisions for uncertain

positions in relation to the current year and other items.
Income tax recognized directly in equity
A net tax expense of USD 288 m was recognized in Other comprehensive income

(2022: net benefit of USD
1,095 m) and
a net tax benefit of USD 12 m was recognized in Share premium

(2022: net benefit of USD
5 m).
Deferred tax assets and liabilities
UBS AG has

gross

DTAs,

valuation

allowances

and recognized

DTAs

related

to tax

loss carry

-forwards

and deductible
temporary differences, as well as deferred tax liabilities in respect of taxable temporary differences, as shown in the table
below.

The valuation

allowances reflect

DTAs

that were

not recognized

because, as

of the

last remeasurement

period,
management

did not

consider

it probable

that

there

would be

sufficient

future

taxable

profits

available

to utilize

the
related tax loss carry-forwards and deductible

temporary differences.
The recognition of DTAs is

supported by forecasts of taxable

profits for the entities concerned.

In addition, tax planning
opportunities are available that would

result in additional future taxable income

and these would be utilized,

if necessary.
Deferred tax

liabilities are recognized

in respect of

investments in subsidiaries,

branches and associates,

and interests in
joint arrangements,

except to

the extent

that UBS AG

can control

the timing

of the

reversal of

the associated

taxable
temporary difference, and it is probable that such will not reverse in the foreseeable future. However, as of 31 December
2023, this exception was not considered to apply to any

taxable temporary differences.

USD m 31.12.23 31.12.22
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 11,453 (8,496) 2,957 12,708 (8,720) 3,988
Unused tax credits 95 0 95 0 0 0
Temporary differences 6,771 (579) 6,192 5,774 (408) 5,365
of which: related to real estate costs capitalized for US

tax
purposes 2,703 0 2,703 2,485 0 2,485
of which: related to compensation and benefits 1,457 (205) 1,252 1,169 (175) 993 of which: related to cash flow hedges 619 0 619 947 0 947
of which: other 1,992 (374) 1,618 1,173 (233) 940
Total deferred tax assets 18,319 (9,076) 9,244
2
18,482 (9,128) 9,354
2
of which: related to the US 8,505 8,294
of which: related to other locations 739 1,060
Deferred tax liabilities
Total deferred tax liabilities 162 233
1 After offset of DTLs, as applicable.

2 As of 31 December 2023, UBS AG recognized DTAs of USD
408 m (31 December 2022: USD 471 m) in respect of entities that incurred losses in either the current or preceding year.
In general, US federal tax losses incurred prior

to 31 December 2017 can be carried

forward for 20 years. US federal tax
losses incurred after that date

can be carried forward indefinitely,

although the utilization of such

losses is limited to

80%
of the

entity’s future

year taxable

profits. UK

tax losses

can also

be carried

forward indefinitely;

they can

shelter up

to
either 25% or 50%

of future year taxable

profits, depending on when

the tax losses

arose. The amounts of

US tax loss
carry-forwards that

are included

in the table

below are

based on their

amount for

federal tax

purposes rather

than for
state and local tax purposes.

Unrecognized tax loss carry-forwards
USD m 31.12.23 31.12.22
Within 1 year 192 231
From 2 to 5 years 10,278 2,184
From 6 to 10 years 2,708 11,106
From 11 to 20 years 1,199 1,610
No expiry 16,252 16,960
Total 30,630 32,091
of which: related to the US
1
12,354 13,350
of which: related to the UK 14,333 14,332
of which: related to other locations 3,943 4,409
1 Related to UBS AG’s US branch.